Invesco Comstock Portfolio Investment Strategy - Invesco Comstock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Invesco Advisers, Inc. (“Invesco” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for capital growth and income. The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that are believed by Invesco to possess the potential for capital growth and income. Invesco generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. Invesco will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and Invesco no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond Invesco’s tolerable level and the trend is likely to be a long-term issue. The Portfolio may invest in securities of issuers of any market capitalization; however, under normal market conditions, it is currently expected that the Portfolio will invest a substantial percentage of its assets in large-capitalization issuers. The Portfolio considers an issuer to be a large capitalization issuer if it has a market capitalization, at the time of purchase, within the range of companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers (including issuers in emerging market countries, i.e., those that are generally in the early stages of their industrial cycle) and depositary receipts. The Portfolio may also invest up to 10% of its net assets in real estate investment trusts (“REITs”). The Portfolio can invest in derivative instruments including forward foreign currency contracts and futures contracts. The Portfolio can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Portfolio can use futures contracts, including index futures, for cash management purposes.